Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2024	$ (5,464)
2025	6,247	$ 7,227
2026	7,341	6,247
2027	7,557	7,341
2027		7,557
Thereafter	52,498	52,498
Total Future Minimum Leases Payments	68,179	66,416
amount of lease payments representing interest	(32,263)	(33,209)
Present Value of Operating Lease Liabilities	$ 35,916	$ 33,207